Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Schedule of Revenue Information	Revenue from contracts with customers is mainly recogni
z
ed at a point in time. The revenue information for the year ended December 31, 2021, 2020 and 2019 are as follows:

2021 Type of contract	Exploration and Production	Refining and Chemicals	Marketing	Natural Gas and Pipeline	Head Office and Other	Total
Type of goods and services
Crude oil	464,298	—	685,743	—	—	1,150,041
Natural gas	133,148	—	344,196	381,370	—	858,714
Refined products	—	759,912	1,064,890	—	—	1,824,802
Chemical products	—	207,810	48,240	—	—	256,050
Pipeline transportation business	—	—	—	3,360	—	3,360
Non-oil sales in gas stations	—	—	25,148	—	—	25,148
Others	90,539	7,072	1,272	32,208	3,871	134,962
Intersegment elimination	(571,705)	(650,018)	(397,485)	(19,526)	(1,201)	(1,639,935)

Revenue from contracts with customers	116,280	324,776	1,772,004	397,412	2,670	2,613,142

Other revenue	349	178	573	84	23	1,207

Total	116,629	324,954	1,772,577	397,496	2,693	2,614,349

Geographical Region
Mainland China	68,327	324,776	832,229	397,412	2,670	1,625,414
Others	47,953	—	939,775	—	—	987,728

Revenue from contracts with customers	116,280	324,776	1,772,004	397,412	2,670	2,613,142

Other revenue	349	178	573	84	23	1,207

Total	116,629	324,954	1,772,577	397,496	2,693	2,614,349

2020 Type of contract	Exploration and Production	Refining and Chemicals	Marketing	Natural Gas and Pipeline	Head Office and Other	Total
Type of goods and services
Crude oil	333,557	—	447,384	—	—	780,941
Natural gas	118,388	—	173,696	294,297	—	586,381
Refined products	—	616,063	822,192	—	—	1,438,255
Chemical products	—	150,296	30,344	—	—	180,640
Pipeline transportation business	—	—	—	52,273	—	52,273
Non-oil sales in gas stations	—	—	22,360	—	—	22,360
Others	78,631	8,254	1,300	23,800	3,515	115,500
Intersegment elimination	(437,670)	(492,667)	(276,503)	(35,437)	(1,320)	(1,243,597)

Revenue from contracts with customers	92,906	281,946	1,220,773	334,933	2,195	1,932,753

Other revenue	231	162	257	401	32	1,083

Total	93,137	282,108	1,221,030	335,334	2,227	1,933,836

Geographical Region
Mainland China	27,028	281,946	554,620	334,933	2,195	1,200,722
Others	65,878	—	666,153	—	—	732,031

Revenue from contracts with customers	92,906	281,946	1,220,773	334,933	2,195	1,932,753

Other revenue	231	162	257	401	32	1,083

Total	93,137	282,108	1,221,030	335,334	2,227	1,933,836

2019 Type of contract	Exploration and Production	Refining and Chemicals	Marketing	Natural Gas and Pipeline	Head Office and Other	Total
Type of goods and services
Crude oil	476,974	—	623,757	—	—	1,100,731
Natural gas	110,837	—	238,999	291,641	—	641,477
Refined products	—	834,879	1,161,054	—	—	1,995,933
Chemical products	—	156,938	28,348	—	—	185,286
Pipeline transportation business	—	—	—	70,568	—	70,568
Non-oil sales in gas stations	—	—	21,146	—	—	21,146
Others	88,284	8,036	1,513	28,341	3,684	129,858
Elimination	(552,672)	(702,207)	(332,164)	(40,652)	(1,644)	(1,629,339)

Revenue from contracts with customers	123,423	297,646	1,742,653	349,898	2,040	2,515,660

Other revenue	225	209	227	473	16	1,150

Total	123,648	297,855	1,742,880	350,371	2,056	2,516,810

Geographical Region
Mainland China	41,596	297,646	784,379	349,898	2,040	1,475,559
Others	81,827	—	958,274	—	—	1,040,101

Revenue from contracts with customers	123,423	297,646	1,742,653	349,898	2,040	2,515,660

Other revenue	225	209	227	473	16	1,150

Total	123,648	297,855	1,742,880	350,371	2,056	2,516,810